Operating Segmentation	9 Months Ended
Jul. 31, 2026
Disclosure of operating segments [abstract]
Operating Segmentation
Note 12: Operating Segmentation
Operating Segments
We conduct our business through four operating segments, each of which has a distinct mandate. Our operating segments are Canadian Personal and Commercial Banking (Canadian P&C), U.S. Banking, Wealth Management and Capital Markets, along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 31, 2025.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
	Canadian		Wealth	Capital	Corporate
For the three months ended July 31, 2026	P&C	U.S. Banking (1)	Management	Markets (1)	Services (1) (2)	Total
Net interest income	$2,558	$2,390	$315	$583	$(279)	$5,567
Non-interest revenue	699	644	1,264	1,544	178	4,329
Total Revenue	3,257	3,034	1,579	2,127	(101)	9,896
Provision for credit losses on impaired loans	447	223	2	30	6	708
Provision for (recovery of) credit losses on performing loans	60	(50)	(3)	11	(4)	14
Total provision for credit losses	507	173	(1)	41	2	722
Depreciation and amortization	182	228	68	79	–	557
Non-interest expense	1,217	1,522	966	1,150	1,266	6,121
Income (loss) before taxes and non-controlling interest in subsidiaries	1,351	1,111	546	857	(1,369)	2,496
Provision for (recovery of) income taxes	371	243	138	212	(218)	746
Reported net income (loss)	$980	$868	$408	$645	$(1,151)	$1,750
Non-controlling interest in subsidiaries	$–	$1	$–	$–	$1	$2
Net income (loss) attributable to bank shareholders	$980	$867	$408	$645	$(1,152)	$1,748
Average assets (3)	$351,274	$254,477	$59,923	$614,772	$290,028	$1,570,474

	Canadian		Wealth	Capital	Corporate
For the three months ended July 31, 2025	P&C	U.S. Banking (1)	Management	Markets (1)	Services (1) (2)	Total
Net interest income	$2,459	$2,221	$257	$729	$(170)	$5,496
Non-interest revenue	617	609	1,108	1,047	111	3,492
Total Revenue	3,076	2,830	1,365	1,776	(59)	8,988
Provision for credit losses on impaired loans	489	241	1	33	9	773
Provision for (recovery of) credit losses on performing loans	76	(70)	2	23	(7)	24
Total provision for (recovery of) credit losses	565	171	3	56	2	797
Depreciation and amortization	162	237	54	80	–	533
Non-interest expense	1,179	1,433	788	1,052	120	4,572
Income (loss) before taxes and non-controlling interest in subsidiaries	1,170	989	520	588	(181)	3,086
Provision for (recovery of) income taxes	321	222	128	146	(61)	756
Reported net income (loss)	$849	$767	$392	$442	$(120)	$2,330
Non-controlling interest in subsidiaries	$–	$2	$–	$–	$1	$3
Net income (loss) attributable to bank shareholders	$849	$765	$392	$442	$(121)	$2,327
Average assets (3)	$345,353	$251,683	$53,484	$514,825	$268,397	$1,433,742
(1) Operating segments report on a taxable equivalent basis (teb). Net interest income, revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services net interest income, revenue and provision for income taxes.
(2) Corporate Services includes Technology and Operations.
(3) Included within average assets are average earning assets, which comprise deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for the three months ended July 31, 2026 are $1,379,889 million, including $349,292 million for Canadian P&C, $235,937 million for U.S. Banking, and $794,660 million for all other operating segments including Corporate Services (for the three months ended July 31, 2025 - Total: $1,287,815 million, Canadian P&C: $343,805 million, U.S. Banking: $230,849 million and all other operating segments: $713,161 million).
Certain comparative figures have been reclassified to conform with the current period’s presentation.

(Canadian $ in millions)
	Canadian		Wealth	Capital	Corporate
For the nine months ended July 31, 2026	P&C	U.S. Banking (1)	Management	Markets (1)	Services (1) (2)	Total
Net interest income	$7,506	$6,874	$906	$1,793	$(601)	$16,478
Non-interest revenue	2,106	1,915	3,703	4,660	425	12,809
Total Revenue	9,612	8,789	4,609	6,453	(176)	29,287
Provision for credit losses on impaired loans	1,421	662	5	74	19	2,181
Provision for (recovery of) credit losses on performing loans	120	(86)	(1)	4	(11)	26
Total provision for credit losses	1,541	576	4	78	8	2,207
Depreciation and amortization	533	680	198	238	–	1,649
Non-interest expense	3,661	4,471	2,834	3,533	1,613	16,112
Income (loss) before taxes and non-controlling interest in subsidiaries	3,877	3,062	1,573	2,604	(1,797)	9,319
Provision for (recovery of) income taxes	1,065	662	385	664	(326)	2,450
Reported net income (loss)	$2,812	$2,400	$1,188	$1,940	$(1,471)	$6,869
Non-controlling interest in subsidiaries	$–	$3	$–	$–	$2	$5
Net income (loss) attributable to bank shareholders	$2,812	$2,397	$1,188	$1,940	$(1,473)	$6,864
Average assets (3)	$348,396	$247,690	$57,861	$601,878	$279,965	$1,535,790

	Canadian		Wealth	Capital	Corporate
For the nine months ended July 31, 2025	P&C	U.S. Banking (1)	Management	Markets (1)	Services (1) (2)	Total
Net interest income	$7,203	$6,783	$746	$1,902	$(643)	$15,991
Non-interest revenue	1,869	1,825	3,202	3,726	320	10,942
Total Revenue	9,072	8,608	3,948	5,628	(323)	26,933
Provision for credit losses on impaired loans	1,456	801	3	96	41	2,397
Provision for (recovery of) credit losses on performing loans	259	123	3	107	(27)	465
Total provision for credit losses	1,715	924	6	203	14	2,862
Depreciation and amortization	472	745	161	244	–	1,622
Non-interest expense	3,453	4,391	2,398	3,235	452	13,929
Income (loss) before taxes and non-controlling interest in subsidiaries	3,432	2,548	1,383	1,946	(789)	8,520
Provision for (recovery of) income taxes	942	545	343	481	(221)	2,090
Reported net income (loss)	$2,490	$2,003	$1,040	$1,465	$(568)	$6,430
Non-controlling interest in subsidiaries	$–	$7	$–	$–	$2	$9
Net income (loss) attributable to bank shareholders	$2,490	$1,996	$1,040	$1,465	$(570)	$6,421
Average assets (3)	$343,543	$259,617	$53,038	$552,478	$277,446	$1,486,122
(1) Operating segments report on a taxable equivalent basis (teb). Net interest income, revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services net interest income, revenue and provision for income taxes.
(2) Corporate Services includes Technology and Operations.
(3) Included within average assets are average earning assets, which comprise deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for the nine months ended July 31, 2026 are $1,352,419 million, including $346,697 million for Canadian P&C, $228,772 million for U.S. Banking, and $776,950 million for all other operating segments including Corporate Services (for the nine months ended July 31, 2025 - Total: $1,305,339 million, Canadian P&C: $341,670 million, U.S. Banking: $238,149 million and all other operating segments: $725,520 million).
Certain comparative figures have been reclassified to conform with the current period’s presentation.